Investment for Funds at Fair Value through Profit or Loss (Tables)	12 Months Ended
Mar. 31, 2025
Investment for Funds at Fair Value through Profit or Loss [Abstract]
Schedule of Fair Value of Investment
	2025	2024
Investment cost	$2,299,975	$-
Revaluation loss	$(43,145)	$-
Fair value of investment for funds as at March 31,	$2,256,830	$-